Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 4,403,915	$ 638,508	¥ 3,404,603
Restricted cash	23,203	3,364	510
Short-term investments (including short-term investments measured at fair value of RMB63,515 and RMB295,319 as of December 31, 2021 and 2022, respectively)	315,979	45,813	92,803
Accounts receivable, net of allowance for credit losses of RMB458 and RMB3,647 as of December 31, 2021 and 2022, respectively	498,106	72,219	808,029
Amounts due from related parties, net of allowance for credit losses of RMB30,128 and RMB25,666 as of December 31, 2021 and 2022, respectively	443,424	64,290	451,389
Loan receivables, net of allowance for credit losses of RMB93,926 and RMB93,859 as of December 31, 2021 and 2022, respectively	465,780	67,532	595,766
Other current assets	166,739	24,175	163,710
Total current assets	6,317,146	915,901	5,516,810
Long-term investments (including long-term investments measured at fair value of RMB457,284 and RMB706,413 as of December 31, 2021 and 2022, respectively)	774,095	112,232	668,572
Investment in affiliates	1,491,820	216,293	1,402,083
Property and equipment, net	2,486,317	360,482	2,580,935
Operating lease right-of-use assets, net	168,192	24,386	223,652
Deferred tax assets	436,441	63,278	335,905
Other non-current assets, net of allowance for credit losses of RMB4,000 and nil as of December 31, 2021 and 2022, respectively	124,124	17,996	161,832
Total Assets	11,798,135	1,710,568	10,889,789
Current liabilities: (including amounts of the consolidated VIEs without recourse to Noah Holdings Ltd. See Note 2(b))
Accrued payroll and welfare expenses	668,953	96,989	946,547
Income tax payable	126,848	18,391	190,260
Deferred revenues	67,967	9,854	63,631
Contingent liabilities	568,018	82,355	433,345
Other current liabilities	473,175	68,604	649,255
Total current liabilities	1,904,961	276,193	2,283,038
Deferred tax liabilities	249,768	36,213	234,134
Operating lease liabilities, non-current	83,171	12,059	130,956
Other non-current liabilities	59,760	8,664	100,020
Total Liabilities	2,297,660	333,129	2,748,148
Shareholders' equity:
Treasury stock (919,515 and nil ordinary shares as of December 31, 2021 and 2022, respectively)			(541,379)
Additional paid-in capital	3,803,183	551,410	3,534,741
Retained earnings	5,604,954	812,642	5,187,323
Accumulated other comprehensive loss	(2,546)	(370)	(140,014)
Total Noah Holdings Limited shareholders' equity	9,405,696	1,363,697	8,040,775
Non-controlling interests	94,779	13,742	100,866
Total Shareholders' Equity	9,500,475	1,377,439	8,141,641
Total Liabilities and Equity	11,798,135	1,710,568	10,889,789
Class A ordinary shares
Shareholders' equity:
Ordinary shares	¥ 105	$ 15	76
Class B ordinary shares
Shareholders' equity:
Ordinary shares			¥ 28